17. COMMITMENTS: Schedule of future minimum lease payments (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of future minimum lease payments
December 31, 2018
$
Within 1 year	50,958
2 years	58,602
109,560